Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-43089 and 811-06431

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

(Statutory Prospectus and Statement of Additional Information, each dated December 31, 2014, as supplemented June 25, 2015)

AMG GW&K Small Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated June 30, 2015)

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Managers Skyline Special Equities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015, as revised June 30, 2015)

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

AMG Managers High Yield Fund

AMG GW&K Enhanced Core Bond Fund

(Statutory Prospectus, dated May 1, 2015, as revised May 7, 2015, and Statement of Additional Information, dated May 1, 2015)

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

ST312

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Bond Fund

AMG Managers Global Income Opportunity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2015)

Supplement dated October 19, 2015 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Small Cap Value Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG Renaissance International Equity Fund, AMG Managers Skyline Special Equities Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, each a series of AMG Funds, AMG Chicago Equity Partners Balanced Fund, AMG Managers High Yield Fund, AMG GW&K Enhanced Core Bond Fund, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

Effective immediately, the address of each of AMG Funds, AMG Funds II, AMG Funds III, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. Accordingly, all references to the address of AMG Funds, AMG Funds II, AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectuses and SAIs are hereby revised to refer to 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST312